Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value of Derivative Financial Instruments

At December 31, 2012 and 2011, the fair value of derivative financial instruments is as follows:

	2012		2011
	Fair Value of Derivatives		Fair Value of Derivatives		Weighted Average Remaining Term (years)
(in millions)	Asset (a)	Liability (a)	Asset (a)	Liability (a)
Derivatives designated as effective hedges:
Cash flow hedges:
Interest rate swaps	$—	$12.4	$—	$8.4	2.1
Foreign currency contracts	9.0	4.2	12.2	8.1	0.6

Subtotal	9.0	16.6	12.2	16.5

Derivatives not designated as effective hedges:
Foreign currency contracts	1.2	2.0	1.1	1.7	0.6
Commodity contracts	0.1	0.2	1.0	0.3	0.6

Subtotal	1.3	2.2	2.1	2.0

Total	$10.3	$18.8	$14.3	$18.5

(a)	Consolidated balance sheet location:

Asset:	Other non-current assets
Liability:	Other non-current liabilities

Gain and Loss Activity Related to Derivative Financial Instruments Designated as Effective Hedges

The following table presents gain and loss activity (on a pretax basis) for 2012, 2011 and 2010 related to derivative financial instruments designated as effective hedges:

	2012			2011			2010
	Gain/(Loss)			Gain/(Loss)			Gain/(Loss)
(in millions)	Recognized in OCI (a)	Reclassified from AOCI to Income	Recognized in Income (b)	Recognized in OCI (a)	Reclassified from AOCI to Income	Recognized in Income (b)	Recognized in OCI (a)	Reclassified from AOCI to Income	Recognized in Income (b)
Derivatives designated as effective hedges:
Cash flow hedges:
Interest rate swaps	$(3.8)	$—	$—	$(3.1)	$—	$—	$9.9	$1.9	$—
Foreign currency contracts	6.6	5.9	(5.4)	2.5	(19.6)	(1.3)	(14.4)	(10.2)	(2.7)

Total	$2.8	$5.9	$(5.4)	$(0.6)	$(19.6)	$(1.3)	$(4.5)	$(8.3)	$(2.7)

Location of gain/(loss) in the consolidated results of operations:
Net sales		$(1.8)	$—		$(1.0)	$—		$(0.7)	$—
Cost of sales		7.7	—		(18.6)	—		(9.5)	—
SG&A		—	(5.4)		—	(1.3)		—	(2.7)
Interest expense		—	—		—	—		1.9	—

Total		$5.9	$(5.4)		$(19.6)	$(1.3)		$(8.3)	$(2.7)

(a)	Represents effective portion recognized in Other Comprehensive Income (“OCI”).
(b)	Represents portion excluded from effectiveness testing.

Gain and Loss Activity Related to Derivative Financial Instruments Not Designated as Effective Hedges

The following table presents gain and loss activity (on a pretax basis) for 2012, 2011 and 2010 related to derivative financial instruments not designated as effective hedges:

	Gain/(Loss) Recognized in Income (a)
(in millions)	2012	2011	2010
Derivatives not designated as effective hedges:
Cash flow derivatives:
Interest rate swaps	$—	$(1.0)	$0.9
Foreign currency contracts	(5.7)	(0.3)	(10.5)
Commodity contracts	(0.4)	0.1	1.6

Subtotal	(6.1)	(1.2)	(8.0)

Fair value derivatives:
Interest rate swaps	—	0.5	18.6

Total	$(6.1)	$(0.7)	$10.6

(a)	Classified in SG&A